Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Option to Purchase Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land located at the east of 7th Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which is approximately RMB 30,000,000 (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.  The agreement expired on January 31, 2012 and the Company did not exercise the option to purchase 70% of equity interest in Defeng.

Research and Development Agreement

On March 1, 2011, the Company entered into an agreement with Maize Research Institute, Jilin Academy of Agricultural Sciences (“Jilin Academy”). The Company agrees to accept Jilin Academy as its research and development team to perform seed research and development work for the Company. The Company agrees to pay RMB 300,000 (approximately $46,000) to Jilin Academy for every new seed variety developed by Jilin Academy passes national level approval and pay RMB 200,000 (approximately $31,000) to Jilin Academy for every new seed variety developed by Jilin Academy passes provincial level approval. The Company will pay two RMB for every five kilograms of seed developed by Jilin. Additionally, the Company will pay RMB 500,000 ($77,000) when the cumulative seed sale reaches 3 million kilograms. In addition, the Company will pay another RMB 500,000 ($77,000) when the cumulative seed sale reaches 5.5 million kilograms. After the cumulative seed sale reaches 7.5 million, the Company will pay RMB 500,000 ($77,000) to Jilin Academy as a reward. No reward will be given to improvement work done on the Company’s current seed products. As of March 31, 2012, no new seed variety was developed by Jilin Academy for the Company.

Land Lease Agreement

The Company entered into a land lease agreement with Gongzhuling Nanweizi Town People’s Government (“Nanwaizi”) on January 1, 2012 to obtain the land operation rights for 3000 hectares of corn field in Nanweizi town, Gongzhuling. The land lease agreement started on December 1, 2011 and expires on November 30, 2027.  The first year annual rent is RMB 12,000 (approximately $1,885) per hectare. The Company shall adjust the rent every year based on the corn market price using 6,000 kilograms as the per hectare corn production level base. The Company shall pay the annual lease on or before December 1 of every year. Nanweizi will enjoy all subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land.

On January 1, 2012, the Company entered into a land lease agreement with Gongzhuling Nanweizi Street Fangshengguangzi Village  (“Fangshengangzi”) and Nanweizi Street Operation & Management Station (“Street Station”) to obtain the land operation rights for 200 hectares of paddy field in Nanweizi town, Gongzhuling from Fangshengangzi. The land lease agreement started on January 1, 2011 and expires on December 31, 2027. The Company has the first right to renewal after the land lease is expired.  The first year annual rent is RMB 15,000 (approximately $2,357) per hectare. The Company shall adjust the rent every year based on the rice market price using 4,800 kilograms as the per hectare corn production level base. The Company shall pay the annual lease to Fangshengangzi on or before February 28 of every year. Fangshengangzi and the Company will each enjoy certain subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land. According to the agreement, the Company provided RMB 300,000 (approximately $47,000) to Fangshengangzi to be kept with Street Station as a guarantee deposit. The deposit will be returned to the Company one year prior to the lease expiration date.

Future minimum land lease payments required under the land lease agreements are as follows:

Periods Ending March 31:
2013	$6,170,769
2014	6,170,769
2015	6,170,769
2016	6,170,769
2017	6,170,769
Thereafter	67,403,783
Total	$98,257,628

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Option to Purchase Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land locating at the east of 7th Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which are approximately 30,000,000 RMB (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.  The agreement expired on January 31, 2012 and the Company did not exercise the option to purchase 70% of equity interest in Defeng.
Research and Development Agreement

On March 1, 2011, the Company entered into an agreement with Maize Research Institute, Jilin Academy of Agricultural Sciences (“Jilin Academy”). The Company agrees to accept Jilin Academy as its research and development team to perform seed research and development work for the Company. The Company agrees to pay RMB 300,000 (approximately $46,000) to Jilin Academy for every new seed variety developed by Jilin Academy and passes national level approval and pay RMB 200,000 (approximately $31,000) to Jilin Academy for every new seed variety developed by Jilin Academy and passes provincial level approval. The Company will pay two RMB for every five kilograms of seed developed by Jilin. Additionally, the Company will pay RMB 500,000 ($77,000) when the cumulative seed sale reaches 3 million kilograms. In addition, the Company will pay another RMB 500,000 ($77,000) when the cumulative seed sale reaches 5.5 million kilograms. After the cumulative seed sale reaches 7.5 million, the Company will pay RMB 500,000 ($77,000) to Jilin Academy as a reward. No reward will be given to improvement work done on the Company’s current seed products. As of December 31, 2011, no new seed variety was developed by Jilin Academy for the Company.